Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Assets are Included in either Prepaids and Other Current Assets or Deferred Credits and Other Assets on the Consolidated Balance Sheets (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Regulatory Assets [Line Items]
Regulatory assets	$ 531,898	$ 477,743
State Mandate Public Purpose Programs (Including Low Income and Conservation Programs) [Member]
Regulatory Assets [Line Items]
Regulatory assets	4,832	7,096
Margin, Interest- and Property Tax-Tracking Accounts [Member]
Regulatory Assets [Line Items]
Regulatory assets	42,354	3,517
Environmental Compliance Programs [Member]
Regulatory Assets [Line Items]
Regulatory assets	9,702	4,329
Infrastructure Replacement Programs and Similar [Member]
Regulatory Assets [Line Items]
Regulatory assets	9,627	6,976
Other [Member]
Regulatory Assets [Line Items]
Regulatory assets	1,836	1,639
Other Regulatory Assets [Member]
Regulatory Assets [Line Items]
Regulatory assets	$ 68,351	$ 23,557